Summary of Significant Accounting Policies Acquisition of Real Estate Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets
Amortization for in-place leases	$ 3,043,000	$ 4,540,000	$ 2,856,000
In-place leases
Acquired Finite-Lived Intangible Assets
Finite-lived intangible assets, net	6,700,000
Amortization for in-place leases	4,800,000	6,000,000	5,200,000
Net market lease intangibles
Acquired Finite-Lived Intangible Assets
Finite-lived intangible assets, net	600,000
Intangibles related to relationships with customers
Acquired Finite-Lived Intangible Assets
Finite-lived intangible assets, net	$ 7,300,000